Cash and Restricted Cash - Additional Information (Detail) - CAD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Restricted Cash And Cash Equivalents [Abstract]
Cash	$ 915.3	$ 21.2
Restricted cash and cash equivalents	$ 3.9	$ 3.9	$ 3.9